Commitment and Contingencies (Details) $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Termination Upon Notice
Loss Contingencies [Line Items]
Unfulfilled purchase obligation, year two	$ 8,431
Termination Upon Notice | Minimum
Loss Contingencies [Line Items]
Unfulfilled purchase obligation, termination notice period	30 days
Termination Upon Notice | Maximum
Loss Contingencies [Line Items]
Unfulfilled purchase obligation, termination notice period	60 days
Airline Capacity Purchase Arrangements
Loss Contingencies [Line Items]
Unfulfilled purchase obligation, year one	$ 3,525
Unfulfilled purchase obligation, year two	9,559
Unfulfilled purchase obligation, year three	1,128
Airline Capacity Purchase Arrangements | Immediate Termination Option
Loss Contingencies [Line Items]
Unfulfilled purchase obligation, year one	264
Unfulfilled purchase obligation, year two	1,128
Unfulfilled purchase obligation, year three	$ 1,128